Condensed Financial Information of Registrant (SMFG) - Condensed Income Statement (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income:
Interest income from SMBC		¥ 6,716,741	¥ 5,944,398	¥ 3,696,076
Dividends from other subsidiaries, associates and joint ventures		124,326	115,667	104,761
Fees and commission income from subsidiaries		1,631,319	1,469,847	1,262,734
Other income	[1]	105,717	112,208	179,842
Expense:
Interest expense		4,202,307	4,053,635	1,941,006
Operating and other expense	[1]	2,917,319	2,690,719	2,464,019
Profit before tax		654,246	1,207,789	1,261,876
Income tax expense		137,802	312,039	326,027
Net profit		516,444	895,750	935,849
Profit attributable to:
Shareholders		478,132	873,346	911,831
Other equity instruments holders		31,636	13,763	11,310
SMFG [member]
Income:
Fees and commission income from subsidiaries		21,498	21,722	12,421
Other income		5,197	9,655	1,956
Total income		1,437,287	946,516	703,564
Expense:
Interest expense		350,428	313,356	220,397
Operating and other expense		71,586	58,418	68,659
Total expense		443,448	387,321	299,432
Profit before tax		993,839	559,195	404,132
Income tax expense		(12,355)	(8,670)	(8,348)
Net profit		1,006,194	567,865	412,480
Profit attributable to:
Shareholders		974,558	554,102	401,170
Other equity instruments holders		31,636	13,763	11,310
SMFG [member] | Sumitomo mitsui banking corporation [member]
Income:
Interest income from SMBC		391,543	334,964	235,386
Dividends from other subsidiaries, associates and joint ventures		731,201	542,929	437,850
Expense:
Interest expense		12,071	5,586	5,546
SMFG [member] | Other subsidiaries, associates and joint ventures [member]
Income:
Dividends from other subsidiaries, associates and joint ventures		287,848	37,246	15,951
SMFG [member] | Other subsidiaries [member]
Expense:
Interest expense		¥ 9,363	¥ 9,961	¥ 4,830

[1]	For the fiscal year ended March 31, 2025, the Group presented “Net gains (losses) arising from derecognition of financial assets at amortized cost” as a separate line item in the consolidated income statements. This line item was not presented separately in prior years but was included within “Other income” and “Other expenses.” The comparative amounts have been restated to conform to the current presentation.